Commitments and Contingencies (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Loss Contingencies [Line Items]
Loss contingency, estimated recovery from third party	Rolalor and Labyrinth, be wound up in satisfaction of an alleged debt owed in the total amount of R4,082,636 (approximately $480,000).	Rolalor and Labyrinth, be wound up in satisfaction of an alleged debt owed in the total amount of R4,082,636 (approximately $480,000).
Debt owned amount	$ 480,000	$ 480,000
Construction amount	206,000
Expected returning refund	$ 126,000	$ 439,000
Lease, description	The Company determines if a contract contains a lease at inception. The Company's material operating leases consist of restaurant locations as well as office space. Our leases generally have remaining terms of 1-20 years, most of which include options to extend the leases for additional 5-year periods. Generally, the lease term is the minimum of the noncancelable period of the lease or the lease term inclusive of reasonably certain renewal periods up to a term of 20 years.
Lease option to extend	Options to extend the leases for additional 5-year periods
Minimum [Member]
Loss Contingencies [Line Items]
Lease, term	1 year
Maximum [Member]
Loss Contingencies [Line Items]
Lease, term	20 years
Lease, renewal term	20 years
Private Investors [Member]
Loss Contingencies [Line Items]
Construction amount	$ 125,000
Store Construction [Member]
Loss Contingencies [Line Items]
Construction amount	$ 331,000